Financial Data by Segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Net sales
Net sales	$ 499,419	$ 498,013	$ 439,898	$ 422,584	$ 347,263	$ 288,979	$ 291,538	$ 287,082	$ 1,859,914	$ 1,214,862	$ 1,155,163
Operating income (loss)
Operating income (loss)									18,198	7,168	37,165
Special charges, net									(59,185)	(33,188)	(19,592)
Depreciation and amortization expense
Depreciation and amortization expense									118,255	76,293	66,706
Unallocated Corporate
Capital spending									82,457	54,642	51,625
North America
Net sales
Net sales									828,633	572,095	542,788
Unallocated Corporate
Capital spending									35,351	11,754	4,909
South America [Member]
Net sales
Net sales									306,164	153,770	161,509
Operating income (loss)
Operating income (loss)									6,791	7,681	18,047
Depreciation and amortization expense
Depreciation and amortization expense									18,652	8,458	9,204
Unallocated Corporate
Capital spending									10,819	3,991	611
Europe
Net sales
Net sales									530,440	316,400	294,120
Unallocated Corporate
Capital spending									15,812	6,419	8,802
Asia
Net sales
Net sales									194,677	172,597	156,746
Unallocated Corporate
Capital spending									16,511	31,122	36,626
Unallocated Corporate
Operating income (loss)
Operating income (loss)									(54,954)	(45,059)	(40,586)
Depreciation and amortization expense
Depreciation and amortization expense									1,662	1,776	1,718
Unallocated Corporate
Capital spending									3,964	1,356	677
Eliminations
Operating income (loss)
Operating income (loss)									(449)	(131)	76
Unallocated Amount to Segment
Depreciation and amortization expense
Depreciation and amortization expense									5,698	4,796	2,665
Successor
Unallocated Corporate
Capital spending											51,625
Operating Segments
Operating income (loss)
Operating income (loss)									77,383	40,356	56,757
Depreciation and amortization expense
Depreciation and amortization expense									112,557	71,497	64,041
Operating Segments | North America
Operating income (loss)
Operating income (loss)									87,159	51,485	49,988
Depreciation and amortization expense
Depreciation and amortization expense									48,173	27,614	28,072
Operating Segments | Europe
Operating income (loss)
Operating income (loss)									21,484	8,571	11,102
Depreciation and amortization expense
Depreciation and amortization expense									22,061	13,695	11,267
Operating Segments | Asia
Operating income (loss)
Operating income (loss)									17,352	17,809	18,130
Depreciation and amortization expense
Depreciation and amortization expense									$ 22,009	$ 19,954	$ 13,780